SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable under 2003 share plan	12 Months Ended
Oct. 31, 2015 $ / shares shares
Range Of Exercise Prices $1.79 To $9.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	73,880
Options Outstanding,Weighted Average Remaining Contractual Life (in years)	1 year 9 months
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.91
Range Of Exercise Prices $14.75 To $17.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	59,600
Options Outstanding,Weighted Average Remaining Contractual Life (in years)	1 year 120 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 16.75
Range Of Exercise Prices $18.75 To $23.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	192,720
Options Outstanding,Weighted Average Remaining Contractual Life (in years)	1 year 51 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 21.57
Range Of Exercise Prices $29.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	40,000
Options Outstanding,Weighted Average Remaining Contractual Life (in years)	1 year 292 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 29.25